As filed with the Securities and Exchange Commission on June 29, 2026

SECURITIES ACT FILE NO. 333-233633
Investment Company Act File No. 811-23473

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 78	☒

AND/OR

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 79	☒

Kurv ETF Trust
(Exact Name of Registrant as Specified in its Charter)

1 Letterman Drive, Building C, Suite 3-500
San Francisco, CA 94129
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (914) 953-8811

Corporation Trust Center
1209 Orange Street
Wilmington, Delaware 19801
(Name and address of agent for service)

Copy to:

David J. Baum
Vedder Price P.C.
1401 New York Avenue NW
Washington, DC 20005

(Approximate Date of Proposed Public Offering:)

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On July 7, 2026 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	On (date) pursuant to paragraph (a) of Rule 485.
☐	75 days after filing pursuant to paragraph (a)(2).
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Explanatory Note

This Post-Effective Amendment No. 78 to the Trust’s Registration Statement is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating July 7, 2026, as the new effective date upon which the Trust’s Post-Effective Amendment No. 47 shall become effective. The effective date for Post-Effective Amendment No. 47 had been previously extended to May 20, 2026, by Post-Effective Amendment No. 63 filed on May 15, 2026, further extended to May 22, 2026, by Post-Effective Amendment No. 64 filed on May 19, 2026, further extended to May 27, 2026 by Post-Effective Amendment No. 65 filed on May 21, 2026, further extended to June 2 by Post-Effective Amendment No. 66 filed on May 26, 2026 and further extended to June 29 by Post-Effective Amendment No. 68 filed on May 29, 2026.

Post-Effective Amendment No. 47 to the Trust’s Registration Statement relates to the Kurv SK Hynix ([__]) Enhanced Income ETF (now known as the Kurv SK hynix Enhanced Income ETF). Parts A, B and C of Registrant’s Post-Effective Amendment No. 47 under the Securities Act of 1933 and Amendment No. 48 under the Investment Company Act of 1940, filed on February 27, 2026 (SEC Accession No. 0001999371-26-004658), are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b)(1)(iii) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 78 to its Registration Statement to be signed on its behalf by the undersigned, thereunto authorized, in the City of San Francisco and State of California on this 29th day of June, 2026.

KURV ETF TRUST

By:
Name:	Howard Chan*
Title:	Trustee, Chairman, President and Chief Executive Officer (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Name	Title	Date
Madeline Arment*	Treasurer (Principal Financial and Accounting Officer)	June 29, 2026
Edward E. McRedmond*	Trustee	June 29, 2026
John T. Hyland*	Trustee	June 29, 2026
Howard Chan*	Trustee, Chairman, President and Chief Executive Officer (Principal Executive Officer)	June 29, 2026

* By:	/s/ David J. Baum	June 29, 2026
Name:	David J. Baum

*Attorney-in-Fact – pursuant to powers of attorney incorporated by reference to Post-Effective Amendment No. 10 (filed on March 22, 2024) to the Registrant's Registration Statement on Form N-1A.